Annual Operating Expenses {- Franklin Mutual U.S. Value Fund} - Franklin Value Investors Trust-32 - Franklin Mutual U.S. Value Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fees	0.49%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.21%
Acquired fund fees and expenses	0.03%	[1]
Total annual Fund operating expenses	0.98%	[1]
Fee waiver and/or expense reimbursement	(0.02%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.96%	[1],[2]
Class C
Operating Expenses:
Management fees	0.49%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.21%
Acquired fund fees and expenses	0.03%	[1]
Total annual Fund operating expenses	1.73%	[1]
Fee waiver and/or expense reimbursement	(0.02%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.71%	[1],[2]
Class R
Operating Expenses:
Management fees	0.49%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.21%
Acquired fund fees and expenses	0.03%	[1]
Total annual Fund operating expenses	1.23%	[1]
Fee waiver and/or expense reimbursement	(0.02%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.21%	[1],[2]
Class R6
Operating Expenses:
Management fees	0.49%
Distribution and service (12b-1) fees	none
Other expenses	0.12%
Acquired fund fees and expenses	0.03%	[1]
Total annual Fund operating expenses	0.64%	[1]
Fee waiver and/or expense reimbursement	(0.06%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.58%	[1],[2]
Advisor Class
Operating Expenses:
Management fees	0.49%
Distribution and service (12b-1) fees	none
Other expenses	0.21%
Acquired fund fees and expenses	0.03%	[1]
Total annual Fund operating expenses	0.73%	[1]
Fee waiver and/or expense reimbursement	(0.02%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.71%	[1],[2]

[1]

1. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[2]

2. The investment manager has contractually agreed in advance to reduce its fee as a result of the Fund's investment in Franklin Templeton affiliated funds (acquired fund) for at least one year following the date of this prospectus. In addition, the transfer agent has contractually agreed to cap transfer agency fees on Class R6 to 0.03% until February 28, 2022. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the fee waiver and expense limitation.